Reconciliation of Segment Information to Consolidated Income Statements and Balance Sheets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Revenue	R (42,645)	R (41,733)	R (29,245)
Production costs	33,099	29,774	22,048
Production profit per segment report	9,546	11,959	7,197
Amortisation and depreciation of mining assets	(3,622)	(3,777)	(3,409)
Amortisation and depreciation of assets other than mining assets	(61)	(98)	(99)
Rehabilitation expenditure	(136)	(135)	(47)
Care and maintenance cost of restructured shafts	(273)	(144)	(146)
Employment termination and restructuring costs	(218)	(332)	(40)
Share-based payments	(143)	(114)	(130)
Impairment of assets	(4,433)	(1,124)	0
Other	58	9	11
Gross profit	718	6,244	3,337
Corporate, administration and other expenditure	(984)	(1,068)	(611)
Exploration expenditure	(214)	(177)	(205)
Gains/(losses) on derivatives	53	1,022	(1,678)
Foreign exchange translation gain/(loss)	(327)	670	(892)
Other operating expenses	(1)	(241)	(309)
Operating profit/(loss)	(755)	6,450	(358)
Gain on bargain purchase	0	303	0
Acquisition-related costs	0	(124)	(45)
Share of profits from associate	63	83	94
Investment income	352	331	375
Finance costs	(718)	(661)	(661)
Profit/(loss) before taxation	(1,058)	6,382	(595)
Non-current assets
Property, plant and equipment	32,872	33,597
Intangible assets	48	365
Restricted cash and investments	5,555	5,232
Investments in associates	125	126	146
Deferred tax assets	203	272
Other non-current assets	374	332
Derivative financial assets	137	328
Current assets
Inventories	2,818	2,542
Restricted cash and investments	27	67
Trade and other receivables	1,682	1,652
Derivative financial assets	519	1,471
Cash and cash equivalents	2,448	2,819	6,357	R 993
Total assets	46,808	48,803	44,692
Mining assets
Non-current assets
Property, plant and equipment	25,320	26,487
Mining assets under construction
Non-current assets
Property, plant and equipment	3,132	2,732
Undeveloped properties
Non-current assets
Property, plant and equipment	4,004	3,988
Other non-mining assets
Non-current assets
Property, plant and equipment	416	390
Operating segments
Disclosure of operating segments [line items]
Revenue	(41,742)	(40,698)	(28,307)
Production costs	32,196	28,739	21,110
Production profit per segment report	9,546	11,959	7,197
Reconciliation of segment information to the consolidated income statement and balance sheet
Disclosure of operating segments [line items]
Revenue	(903)	(1,035)	(938)
Production costs	903	1,035	938
Production profit per segment report	0	0	0
Unallocated amounts
Disclosure of operating segments [line items]
Cost of sales items other than production costs	(8,828)	(5,715)	(3,860)
Amortisation and depreciation of mining assets	(3,622)	(3,777)	(3,409)
Amortisation and depreciation of assets other than mining assets	(61)	(98)	(99)
Rehabilitation expenditure	(136)	(135)	(47)
Care and maintenance cost of restructured shafts	(273)	(144)	(146)
Employment termination and restructuring costs	(218)	(332)	(40)
Share-based payments	(143)	(114)	(130)
Impairment of assets	(4,433)	(1,124)	0
Other	58	9	11
Gross profit	718	6,244	3,337
Corporate, administration and other expenditure	(984)	(1,068)	(611)
Exploration expenditure	(214)	(177)	(205)
Gains/(losses) on derivatives	53	1,022	(1,678)
Foreign exchange translation gain/(loss)	(327)	670	(892)
Other operating expenses	(1)	(241)	(309)
Operating profit/(loss)	(755)	6,450	(358)
Gain on bargain purchase	0	303	0
Acquisition-related costs	0	(124)	(45)
Share of profits from associate	63	83	94
Investment income	352	331	375
Finance costs	(718)	(661)	(661)
Non-current assets
Property, plant and equipment	7,280	6,741	7,116
Intangible assets	48	365	536
Restricted cash and investments	5,555	5,232	3,642
Investments in associates	125	126	146
Deferred tax assets	203	272	531
Other non-current assets	374	332	435
Derivative financial assets	137	328	50
Current assets
Inventories	2,818	2,542	2,421
Restricted cash and investments	27	67	62
Trade and other receivables	1,682	1,652	1,308
Derivative financial assets	519	1,471	18
Cash and cash equivalents	2,448	2,819	6,357
Total assets	21,216	21,947	22,622
Unallocated amounts | Mining assets
Non-current assets
Property, plant and equipment	943	757	1,062
Unallocated amounts | Mining assets under construction
Non-current assets
Property, plant and equipment	1,823	1,584	1,914
Unallocated amounts | Undeveloped properties
Non-current assets
Property, plant and equipment	4,004	3,989	4,025
Unallocated amounts | Other non-mining assets
Non-current assets
Property, plant and equipment	R 510	R 411	R 115